43. Other disclosures (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Offbalance Funds Under Management [Abstract]
Funds under management	R$ 2,716,477	R$ 2,034,999	R$ 1,896,689
Managed Funds	191,873,169	230,199,261	200,366,261
Total	R$ 194,589,646	R$ 232,234,260	R$ 202,262,950